UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08252
CREDIT SUISSE EMERGING MARKETS FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                  Schedule of Investments

Credit Suisse Emerging Markets Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.1%)
Brazil (4.3%)
Banks (0.5%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	5,300	$163,187

Diversified Telecommunication Services (1.1%)
Brasil Telecom Participacoes SA ADR	4,300	140,180
Tele Norte Leste Participacoes SA	15,300	264,690
		404,870

Metals & Mining (0.4%)
Companhia Siderurgica Nacional SA	7,000	140,080

Oil & Gas (1.5%)
Petroleo Brasileiro SA - Petrobras ADR	15,700	562,845

Paper & Forest Products (0.4%)
Votorantim Celulose e Papel SA ADR	9,600	140,448

Water Utilities (0.3%)
Companhia de Saneamento Basico do Estado de Sao Paulo	2,400,000	126,668

Wireless Telecommunication Services (0.1%)
Telesp Celular Participacoes SA ADR§*	4,838	29,996

TOTAL BRAZIL		1,568,094

Chile (1.9%)
Beverages (0.9%)
Compania Cervecerias Unidas SA ADR	9,200	220,524
Embotelladora Andina SA ADR, Series B*	9,400	116,560
		337,084

Diversified Telecommunication Services (0.5%)
Compania de Telecomunicaciones de Chile SA ADR§	16,200	184,680

Electric Utilities (0.5%)
Enersis SA ADR*	21,400	171,414

TOTAL CHILE		693,178

China (3.8%)
Airlines (0.9%)
Air China, Ltd. Series H*	920,000	327,312

Chemicals (0.8%)
Sinopec Yizheng Chemical Fibre Company, Ltd. Series H	1,488,000	272,477

Insurance (1.5%)
China Life Insurance Company, Ltd. Series H*	839,000	560,407

Oil & Gas (0.6%)
Sinopec Zhenhai Refining & Chemical Company, Ltd. Series H	200,000	205,004

TOTAL CHINA		1,365,200

	Number of Shares	Value
Hong Kong (3.1%)
Industrial Conglomerates (0.5%)
Golden Meditech Company, Ltd.	686,000	157,430

Oil & Gas (0.7%)
CNOOC, Ltd.	487,000	258,173

Textiles & Apparel (0.5%)
Ports Design, Ltd.	342,000	184,156

Wireless Telecommunication Services (1.4%)
China Mobile (Hong Kong), Ltd.	162,000	509,087

TOTAL HONG KONG		1,108,846

Hungary (1.0%)
Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari Rt.	5,700	381,571

TOTAL HUNGARY		381,571

India (4.4%)
Chemicals (1.1%)
Reliance Industries, Ltd. GDR, Rule 144A‡	16,700	412,490

Diversified Telecommunication Services (1.1%)
Bharti Tele-Ventures, Ltd.*	78,100	411,716

Electric Utilities (0.6%)
National Thermal Power Corporation, Ltd.*	105,000	207,811

Gas Utilities (0.3%)
Gail India, Ltd.	20,000	105,385

IT Consulting & Services (1.3%)
Infosys Technologies, Ltd. ADR§	4,000	264,160
Tata Consultancy Services	6,526	194,435
		458,595

TOTAL INDIA		1,595,997

Indonesia (1.2%)
Banks (0.4%)
PT Bank Danamon Indonesia Tbk	310,500	141,496

Tobacco (0.3%)
PT Gudang Garam Tbk	66,500	122,134

Wireless Telecommunication Services (0.5%)
PT Telekomunikasi Indonesia	334,000	174,720

TOTAL INDONESIA		438,350

Israel (3.4%)
Banks (0.6%)
Bank Hapoalim, Ltd.	58,500	210,961

Diversified Financials (0.4%)
IDB Development Corporation, Ltd.	5,500	157,877

	Number of Shares	Value
Electronic Equipment & Instruments (0.5%)
Orbotech, Ltd.	8,000	167,200

Internet Software & Services (0.6%)
Check Point Software Technologies, Ltd.*	8,200	199,096

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR	16,900	485,537

TOTAL ISRAEL		1,220,671

Malaysia (4.7%)
Banks (1.9%)
Commerce Asset-Holding Berhad	225,400	283,626
Public Bank Berhad	199,300	398,687
		682,313

Diversified Telecommunication Services (1.1%)
Telekom Malaysia Berhad	139,400	403,592

Media (0.7%)
Astro All Asia Networks PLC*	183,800	266,026

Wireless Telecommunication Services (1.0%)
Maxis Communications Berhad	147,000	367,418

TOTAL MALAYSIA		1,719,349

Mexico (7.6%)
Beverages (1.0%)
Fomento Economico Mexicano SA de CV ADR	5,500	295,680
Grupo Modelo SA de CV Series C	27,000	72,693
		368,373

Construction & Engineering (0.5%)
Empresas ICA Sociedad Controladora SA de CV*	480,100	182,332

Construction Materials (0.4%)
Cemex SA de CV ADR	4,210	157,791

Diversified Telecommunication Services (0.8%)
Telefonos de Mexico SA de CV ADR	7,600	283,100

Food Products (0.4%)
Grupo Bimbo SA de CV Series A	54,900	153,683

Household Durables (0.8%)
Consorcio ARA SA de CV*	83,800	304,809

Metals & Mining (0.8%)
Grupo Mexico SA de CV Series B*	59,594	299,112

Real Estate (1.0%)
Desarrolladora Homex SA de CV ADR§*	7,500	202,125
Urbi Desarrollos Urbanos SA de CV*	27,335	147,678
		349,803

	Number of Shares	Value
Wireless Telecommunication Services (1.9%)
America Movil SA de CV ADR, Series L	12,700	673,862

TOTAL MEXICO		2,772,865

Peru (0.5%)
Metals & Mining (0.5%)
Compania de Minas Buenaventura SA ADR	8,600	182,922

TOTAL PERU		182,922

Russia (3.3%)
Banks (0.6%)
Sberbank RF	400	205,600

Investment Company (0.6%)
Novy Neft II, Ltd.*	17,600	238,556

Oil & Gas (1.4%)
Lukoil ADR§	4,000	496,000

Wireless Telecommunication Services (0.7%)
AO VimpelCom ADR*	7,400	267,880

TOTAL RUSSIA		1,208,036

Singapore (0.4%)
Chemicals (0.4%)
Hi-P International, Ltd.§	131,000	132,848

TOTAL SINGAPORE		132,848

South Africa (11.4%)
Banks (2.7%)
FirstRand, Ltd.	88,000	201,611
Standard Bank Group, Ltd.	71,057	772,945
		974,556

Diversified Telecommunication Services (0.7%)
Telkom South Africa, Ltd.	13,330	242,862

Household Durables (1.0%)
Steinhoff International Holdings, Ltd.	170,020	378,108

Industrial Conglomerates (0.9%)
Bidvest Group, Ltd.	23,300	312,857

Insurance (0.8%)
Sanlam, Ltd.	137,000	289,958

Media (1.1%)
Naspers, Ltd. N Shares	31,300	393,249

Metals & Mining (1.7%)
AngloGold Ashanti, Ltd.	4,500	146,995
Impala Platinum Holdings, Ltd.	2,600	218,208
Kumba Resources, Ltd.	29,387	261,790
		626,993

	Number of Shares	Value
Oil & Gas (1.5%)
Sasol	27,400	554,253

Paper & Forest Products (0.3%)
Sappi, Ltd.	8,200	105,103

Specialty Retail (0.7%)
JD Group, Ltd.	23,000	249,958

TOTAL SOUTH AFRICA		4,127,897

South Korea (17.1%)
Airlines (1.0%)
Korean Air Lines Company, Ltd.	20,230	356,952

Auto Components (0.7%)
Hyundai Mobis	3,850	263,651

Automobiles (0.9%)
Hyundai Motor Company, Ltd.	5,720	325,036

Banks (1.1%)
Shinhan Financial Group Company, Ltd.	16,800	422,564

Electric Utilities (1.9%)
Korea Electric Power Corp.*	24,960	680,270

Food Products (0.5%)
Pulmuone Company, Ltd.*	3,600	170,835

Household Durables (1.1%)
LG Electronics, Inc.	5,730	394,629

Industrial Conglomerates (0.7%)
GS Holdings Corp.	12,300	273,467

Semiconductor Equipment & Products (7.6%)
Samsung Electronics Company, Ltd.	5,712	2,758,139

Wireless Telecommunication Services (1.6%)
SK Telecom Company, Ltd.	1,700	295,545
SK Telecom Company, Ltd. ADR§	13,900	277,444
		572,989

TOTAL SOUTH KOREA		6,218,532

Taiwan (14.0%)
Automobiles (1.3%)
China Motor Corp.	402,000	492,707

Banks (2.5%)
E.Sun Financial Holding Company, Ltd.	666,000	532,222
Mega Financial Holding Company, Ltd.	546,000	362,393
		894,615

	Number of Shares	Value
Computers & Peripherals (2.6%)
Advantech Company, Ltd.	149,159	344,284
Compal Electronics, Inc.	362,000	340,879
LITE-ON IT Corp.	134,000	248,451
		933,614

Diversified Financials (1.0%)
First Financial Holding Company, Ltd.*	428,000	359,308

Electronic Equipment & Instruments (1.1%)
AU Optronics Corp.	263,000	401,836

Food Products (0.9%)
Uni-President Enterprises Corp.	726,000	342,394

Insurance (1.0%)
Cathay Financial Holding Company, Ltd.	182,000	357,630

Real Estate (1.5%)
Cathay Real Estate Development Company, Ltd.	893,000	533,086

Semiconductor Equipment & Products (2.1%)
Taiwan Semiconductor Manufacturing Company, Ltd.	344,000	572,175
United Microelectronics Corp.*	302,782	194,372
		766,547

TOTAL TAIWAN		5,081,737

Thailand (6.0%)
Banks (2.0%)
Bangkok Bank Public Company, Ltd.	109,000	327,573
Siam City Bank Public Company, Ltd.	580,400	391,349
		718,922

Construction & Engineering (0.3%)
Italian - Thai Development Public Company, Ltd.	353,600	102,705

Construction Materials (1.6%)
Siam Cement Public Company, Ltd.	86,600	600,971

Diversified Telecommunication Services (0.4%)
True Corporation Public Company, Ltd.*	598,000	158,531

Oil & Gas (1.2%)
Thai Oil Public Company, Ltd.*	325,600	439,087

Wireless Telecommunication Services (0.5%)
Advanced Info Service Public Company, Ltd.	63,350	174,147

TOTAL THAILAND		2,194,363

Turkey (3.1%)
Banks (1.8%)
Akbank T.A.S	66,964	420,795
Turkiye Garanti Bankasi AS*	51,862	207,759
		628,554

	Number of Shares	Value
Industrial Conglomerates (1.3%)
Koc Holding AS	74,495	482,502

TOTAL TURKEY		1,111,056

United Kingdom (0.4%)
Oil & Gas (0.4%)
Cairn Energy PLC*	6,500	136,229

TOTAL UNITED KINGDOM		136,229

Venezuela (0.5%)
Diversified Telecommunication Services (0.5%)
Compania Anonima Nacional Telefonos de Venezuela ADR	9,200	182,252

TOTAL VENEZUELA		182,252

TOTAL COMMON STOCKS (Cost $24,491,075)		33,439,993

PREFERRED STOCKS (6.4%)
Brazil (6.4%)
Banks (1.4%)
Banco Bradesco SA	10,520	260,338
Banco Itau Holding Financeira SA	1,680	250,220
		510,558

Beverages (0.5%)
Companhia de Bebidas das Americas ADR§	7,100	181,050

Chemicals (0.4%)
Braskem SA Class A	3,200,000	141,883

Diversified Telecommunication Services (0.4%)
Telemar Norte Leste SA	2,800	63,303
Telesp-Telecomunicacoes de Sao Paulo SA	5,000,000	94,959
		158,262

Electric Utilities (0.8%)
Centrais Electricas Brasileiras SA Class B	9,900,000	124,010
Companhia Energetica de Minas Gerais	7,900,000	174,382
		298,392

Industrial Conglomerates (0.3%)
Itausa - Investimentos Itau SA	53,000	91,285

Metals & Mining (1.8%)
Companhia Vale do Rio Doce ADR	26,300	661,708

Oil & Gas (0.8%)
Petroleo Brasileiro SA - Petrobras ADR	6,900	280,485

TOTAL PREFERRED STOCKS (Cost $1,587,618)		2,323,623

WARRANTS (1.0%)
India (1.0%)
Diversified Financials (1.0%)
Maruti Udyog, Ltd. Rule 144A, (UBS) expires 10/20/05*‡	28,100	290,835
National Thermal Power Corporation, Ltd. Rule 144A, (UBS) expires 5/20/05*‡	40,100	78,997

TOTAL WARRANTS (Cost $330,351)		369,832

	Number of Shares	Value
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
TelecomAsia Corp. Public Company, Ltd.* (Cost $0)	191,874	0

SHORT-TERM INVESTMENTS (6.0%)
State Street Navigator Prime Fund§§	1,542,797	1,542,797

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$640	640,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,182,797)		2,182,797

TOTAL INVESTMENTS AT VALUE (105.5%) (Cost $28,591,841)		38,316,245

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.5%)		(2,007,933)

NET ASSETS (100.0%)		$36,308,312

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*                 Non-income producing security.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $782,322 or 2.15% of net assets.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,591,841, $10,088,852, $(364,448) and $9,724,404, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005